Shareholders' equity and reserves (Details - Warrants outstanding and exercisable) - Warrants [member]		9 Months Ended
		Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		3,926,930	3,926,930	3,665,657
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 0.99	$ 0.99	$ 1.06
Weighted average remaining life		1 year 2 months 4 days
Exercise Price $1.19 [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	[1]	48,485
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	[1]	$ 1.19
Expiry date	[1]	Oct. 25, 2026
Weighted average remaining life	[1]	25 days
Exercise Price $1.19 One [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		606,061
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 1.19
Expiry date		Oct. 25, 2027
Weighted average remaining life		1 year 25 days
Exercise Price $1.19 Two [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		326,263
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 1.19
Expiry date		Dec. 03, 2027
Weighted average remaining life		1 year 2 months 4 days
Exercise Price $0.89 [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		1,601,005
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 0.89
Expiry date		Dec. 04, 2027
Weighted average remaining life		1 year 2 months 4 days
Exercise Price $0.89 One [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		192,320
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 0.89
Expiry date		Dec. 04, 2027
Weighted average remaining life		1 year 2 months 4 days
Exercise Price $0.89 Two [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		445,286
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 0.89
Expiry date		Dec. 12, 2027
Weighted average remaining life		1 year 2 months 12 days
Exercise Price $0.89 Three [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		364,119
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 0.89
Expiry date		Dec. 18, 2027
Weighted average remaining life		1 year 2 months 19 days
Exercise Price $0.89 Four [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		43,290
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 0.89
Expiry date		Dec. 18, 2027
Weighted average remaining life		1 year 2 months 19 days
Exercise Price $1.19 Three[Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		132,323
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 1.19
Expiry date		Dec. 23, 2027
Weighted average remaining life		1 year 2 months 23 days
Exercise Price $1.19 Four [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		167,778
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares		$ 1.19
Expiry date		Jun. 30, 2028
Weighted average remaining life		1 year 9 months

[1]	– Subsequently expired unexercised